Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 175,808
Other accrued liabilities	1,995,716	51,229
Total accounts payable and accrued expenses	$ 2,171,524	$ 51,229